Note 20 - Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended			177 Months Ended
	Apr. 13, 2009	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)		0	0
Directors Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)	210,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Month)	6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)		0	0	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value		$ 0			$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value		$ 0	$ 0
Employee's Long-term Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)	10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)					0
Incentive Compensation Plan 2013 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)		0	0
Incentive Compensation Plan 2013 [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Month)		1 year	1 year
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants in Period, Grant Date Fair Value		$ 138	$ 157
Share-Based Payment Arrangement, Expense		$ 138	$ 157
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number (in shares)		9,000			9,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 52			$ 52
Incentive Compensation Plan 2013 [Member] | Restricted Stock [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)		9,000	8,250
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)		$ 12.48	$ 19.05
Incentive Compensation Plan 2013 [Member] | Restricted Stock [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)			3,868
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)			$ 15.51